Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 305,345	$ 280,328
Accounts receivable, net	120,342	120,411
Inventories	116,486	117,521
Net investment in sales-type leases	9,921	11,717
Prepaid expenses	6,701	7,571
Other current assets	17,557	15,491
Total current assets	576,352	553,039
Non-current assets
Net investment in sales-type leases - long-term	7,406	12,126
Property, plant and equipment, net	207,689	208,415
Goodwill	386,513	385,629
Other intangible assets, net	160,926	177,458
Other non-current assets	32,335	29,382
Total non-current assets	794,869	813,010
Total assets	1,371,221	1,366,049
Current liabilities
Accounts payable	46,087	40,933
Current portion of long-term debt	3,714	3,714
Accrued expenses and other current liabilities	28,910	32,207
Accrued compensation and related benefits	39,744	34,186
Obligations in connection with acquisitions	4,932	3,619
Deferred revenues	50,464	49,952
Total current liabilities	173,851	164,611
Non-current liabilities
Long-term debt	20,429	22,286
Deferred tax liabilities	4,197	5,952
Deferred revenues - long-term	14,087	12,922
Other non-current liabilities	25,984	22,251
Total non-current liabilities	64,697	63,411
Total liabilities	238,548	228,022
Contingencies (see note 9)
Redeemable non-controlling interests	1,811	2,029
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 52,854 thousands shares and 52,639 thousands shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	142	142
Additional paid-in capital	2,644,579	2,633,129
Accumulated other comprehensive loss	(10,143)	(13,479)
Accumulated deficit	(1,503,769)	(1,483,925)
Equity attributable to Stratasys Ltd.	1,130,809	1,135,867
Non-controlling interests	53	131
Total equity	1,130,862	1,135,998
Total liabilities and equity	$ 1,371,221	$ 1,366,049